R2, R5, R6 Shares | JPMorgan Mid Cap Growth Fund
JPMorgan Mid Cap Growth Fund Class/Ticker: R2/JMGZX; R5/JMGFX; R6/JMGMX
What is the goal of the Fund?
The Fund seeks growth of capital
and secondarily, current income by investing primarily in equity securities.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - R2, R5, R6 Shares JPMorgan Mid Cap Growth Fund		Class R2	Class R5	Class R6
Management Fees		0.65%	0.65%	0.65%
Distribution (Rule 12b-1) Fees		0.50%	none	none
Other Expenses	[1]	0.45%	0.25%	0.20%
Shareholder Service Fees		0.25%	0.05%	none
Remainder of Other Expenses		0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses		1.60%	0.90%	0.85%
Fee Waivers and Expense Reimbursements	[2]	(0.20%)	(0.11%)	(0.11%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	1.40%	0.79%	0.74%
[1]	"Other Expenses" for Class R5 and Class R6 Shares are based on estimated amounts for the current fiscal year.
[2]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2, Class R5 and Class R6 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.40%, 0.79% and 0.74%, respectively, of their average daily net assets. This contract cannot be terminated prior to 11/1/12 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/12 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example - R2, R5, R6 Shares JPMorgan Mid Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class R2	143	485	852	1,883
Class R5	81	276	488	1,098
Class R6	76	260	461	1,039

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption - R2, R5, R6 Shares JPMorgan Mid Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class R2	143	485	852	1,883
Class R5	81	276	488	1,098
Class R6	76	260	461	1,039

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 79% of the average value of its portfolio.

What are the Fund's main investment strategies?

Under normal circumstances, at least 80% of the Fund's Assets will be invested in equity securities of mid cap companies, including common stocks and debt securities and preferred stocks that are convertible to common stocks. "Assets" means net assets, plus the amount of borrowings for investment purposes. In implementing its main strategies, the Fund invests primarily in common stocks of mid cap companies which the Fund's adviser believes are capable of achieving sustained growth. Mid cap companies are companies with market capitalizations similar to those within the universe of the Russell Midcap® Growth Index at the time of purchase. As of the last reconstitution of the Russell Midcap Growth Index on June 30, 2011, the market capitalizations of the companies in the index ranged from $1.2 billion to $17.9 billion.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. Growth companies purchased for the Fund include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company's fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Fund's Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund's portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Mid Cap Company Risk. Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Growth Investing Risk. Because investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

Derivative Risk. Derivatives, including futures, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R2 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for Class R2 Shares over the past one year, five years and ten years. The table compares that performance to the Russell Midcap® Growth Index and the Lipper Mid-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of the Class R2 Shares is based on the performance of the Select Class Shares prior to their inception. Because Class R5 and Class R6 Shares have not commenced operations as of the date of this prospectus, no performance is shown for those classes. The actual returns of Class R5 and Class R6 Shares would be different than those shown because Class R5 and Class R6 Shares have different expenses than Class R2 and Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2009	16.83%
Worst Quarter	4th quarter, 2008	–27.21%
The Fund's year-to-date total return through 9/30/11 was –15.86%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - R2, R5, R6 Shares JPMorgan Mid Cap Growth Fund	Past 1 Year	Past 5 Years	Past 10 Years
Class R2	24.90%	5.22%	3.61%
Class R2 Return After Taxes on Distributions	24.90%	3.96%	2.87%
Class R2 Return After Taxes on Distributions and Sale of Fund Shares	16.19%	4.17%	2.95%
RUSSELL MIDCAP GROWTH INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	26.38%	4.88%	3.12%
LIPPER MID-CAP GROWTH FUNDS INDEX (Reflects No Deduction for Taxes)	25.66%	6.22%	2.59%